Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.0002 Par Value per Share
Amount Registered | shares	1,650,000
Proposed Maximum Offering Price per Unit	5.13
Maximum Aggregate Offering Price	$ 8,464,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,168.95
Offering Note	Estimated pursuant to Rules 457(c) and (h) under the Securities Act, solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the Common Shares, as reported on the NASDAQ Global Select Market on October 31, 2025. This Registration Statement covers 1,650,0000 common shares, par value $0.0002 per share (the Common Shares) of James River Group Holdings, Ltd., reserved for issuance under the James River Group Holdings, Ltd. 2014 Long-Term Incentive Plan, as amended (the Plan). In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover an indeterminate number of Common Shares that may be offered or issued under the Plan as a result of future stock splits, stock dividends or similar transactions effected that result in an increase to the number of outstanding Common Shares.